SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
32	SUBSEQUENT EVENTS

As of March 13, 2025, the Company completed the acquisition of the remaining 50.0 percent interest in Pacífico EPS (representing 24,627,219 shares) and 50.0 percent of the co-investment agreement with Banmédica (see note 2). The amounts paid for these transactions were S/950.9 million and S/180.0 million, respectively.

As of the date of these financial statements, Management is in the process of determining the fair value of the assets acquired and liabilities assumed in connection with these transactions.